Disposals of Subsidiaries (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of Disposal of Subsidiaries [Abstract]
Schedule of Disposal of Subsidiaries	The remaining amount of the Intercompany loan was forgiven immediately prior to the execution of the SPA.
Effect of disposal:

2021
$’000
Cash and cash equivalents	(57)
Prepayments and contract assets	(1,322)
Property, plant and equipment	(922)
Right-of-use assets	(797)

2021
$’000
Trade and other receivables	(619)
Accruals and provisions	658
Lease liabilities	837
Borrowings	3,075
Trade and other payables	588

Net Assets and Liabilities Derecognised	1,441

Consideration Received	2,344

2021
$’000
Gain on Disposal
Consideration received	2,344
Net assets and liabilities derecognised	1,441
Working capital adjustment	132

Gain on disposal	3,917